3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750
John P. Falco
direct dial: 215.981.4659
falcoj@pepperlaw.com
April 11, 2011
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	FundVantage Trust File Nos. 333-141120 and 811-22027
Ladies and Gentlemen:
     On behalf of FundVantage Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus, dated March 15, 2011 as restated April 1, 2011, for the Private Capital Management Value Fund (the “Fund”). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary for the Fund.
     If you have any questions, please contact the undersigned at 215.981.4659 or John M. Ford, Esq. at 215.981.4009.

Very truly yours,
/s/ John P. Falco
John P. Falco

cc:	Mr. Joel L. Weiss Mr. John M. Ford, Esq.
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EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase